Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Finished goods	$ 150.6	$ 132.7
Work-in-process	6.6	6.1
Raw materials and supplies	67.5	55.0
Provision for obsolete finished goods and raw materials	(6.7)	(7.3)
Total inventories	$ 218.0	$ 186.5